UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Riccadilly
          London W1J 0DS
          United Kingdom

13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600

Signature, Place and Date of Signing:

 /s/ Joy-Isabelle Besse           New York, New York            February 9, 2005
-----------------------         ----------------------          ----------------
     [Signature]                      [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    $165,960
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                     Cedar Rock Capital Limited
                                                          December 31, 2004
                                                     VALUE    SHARES/     SH/   PUT/   INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS   CUSIP       x($1000)   PRN AMT     PRN   CALL   DISCRETN   MNAGRS        SOLE   SHARED   NONE
--------------        --------------   -----       --------   -------     ---   ----   --------   ------        ----   ------   ----
Altria Group Inc            COM        02209S103   73,550     1,203,761   SH             SOLE      NONE    1,203,761
Clorox Co Del               COM        189054109      884        15,000   SH             SOLE      NONE       15,000
Kimberly Clark Corp         COM        494368103   56,139       853,047   SH             SOLE      NONE      853,047
Knight Ridder Inc           COM        499040103    7,405       110,619   SH             SOLE      NONE      110,619
Lee Enterprises Inc         COM        523768109   27,139       588,958   SH             SOLE      NONE      588,958
Neenah Paper Inc            COM        640079109      843        25,845   SH             SOLE      NONE       25,845

21623.0001 #545897